Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Property and Equipment, net [Line Items]
Property and Equipment, net

3. Property and Equipment, net

Property and equipment, net, as of June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021	December 31, 2020

	Unaudited
Office equipment and furniture	$1,462,852	$1,044,555
Buildings	498,784	200,000
Land	37,800	37,800
Transportation equipment	11,621,574	10,418,045
Medical equipment	3,194,004	2,681,510
Leasehold improvements	605,547	593,300
	17,420,561	14,975,210
Less: accumulated depreciation	(7,003,915)	(5,869,613)
Property and equipment, net	$10,416,646	$9,105,597

3. Property and Equipment, net

Property and equipment, net, as of December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020	December 31, 2019
Office equipment and furniture	$1,044,555	$815,470
Buildings	200,000	—
Land	37,800	—
Vehicles	10,418,045	7,451,479
Medical equipment	2,681,510	1,670,874
Leasehold improvements	593,300	579,200
	14,975,210	10,517,023
Less: accumulated depreciation	(5,869,613)	(4,138,317)
Property and equipment, net	$9,105,597	$6,378,706

The Company recorded depreciation expense of $1,874,069 and $1,550,259 in operating expenses for the years ended December 31, 2020 and 2019, respectively.